Income taxes (Reconciliation of Total Gross Amounts of UTBs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of total gross amounts of unrecognized tax benefits (excluding interest, penalties, foreign tax credits and the federal tax benefit of state taxes related to unrecognized tax benefits)
Balance at beginning of year	$ 1,772	$ 1,415	$ 1,200
Additions based on tax positions related to the current year	413	379	335
Additions based on tax positions related to prior years	9	37	96
Reductions for tax positions of prior years	(32)	(45)	(192)
Reductions for expiration of statute of limitations	0	(12)	0
Settlements	(48)	(2)	(24)
Balance at end of year	$ 2,114	$ 1,772	$ 1,415